SENIOR NOTES (Tables)	12 Months Ended
Dec. 31, 2025
Senior Notes [Abstract]
Schedule of Outstanding Senior Notes
The table below displays Holdings’ outstanding senior notes (the “Senior Notes”). Fair value is based on quoted market prices, but due to limited trading activity, the Senior Notes are considered Level 2 in the fair value hierarchy.

				December 31, 2025		December 31, 2024
(Dollars in millions)	Date Issued	Date Due	Principal Amounts	Consolidated Balance Sheet Amount	Fair Value	Consolidated Balance Sheet Amount	Fair Value
4.868% Senior notes	6/5/2014	6/1/2044	$400	$398	$355	$398	$347
3.5% Senior notes	10/7/2020	10/15/2050	1,000	982	698	982	681
3.125% Senior notes	10/4/2021	10/15/2052	1,000	972	636	971	620
			$2,400	$2,352	$1,689	$2,350	$1,648
(Some amounts may not reconcile due to rounding.)

Schedule of Interest Expense Incurred with Senior Notes
Interest expense incurred in connection with the Senior Notes is as follows for the periods indicated:

			Years Ended December 31,
(Dollars in millions)	Interest Paid	Payable Dates	2025	2024	2023
4.868% Senior Notes	semi-annually	June 1/December 1	$19	$19	$19
3.5% Senior Notes	semi-annually	April 15/October 15	35	35	35
3.125% Senior Notes	semi-annually	April 15/October 15	32	32	32
			$86	$86	$86
(Some amounts may not reconcile due to rounding.)